Expected credit loss measurement - Scenario assumptions (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
100% Asset price inflation | Within 1 year | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	4.00%	4.00%
100% Asset price inflation | Within 1 year | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	3.00%	3.00%
100% Asset price inflation | Within 1 year | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	3.00%	3.00%
100% Asset price inflation | Within 1 year | Consumer price index (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.50%	2.50%
100% Asset price inflation | Within 1 year | Consumer price index (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.30%	2.30%
100% Asset price inflation | Within 1 year | Consumer price index (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.10%	2.10%
100% Asset price inflation | Within 1 year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	3.00%	3.00%
100% Asset price inflation | Within 1 year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	6.00%	6.00%
100% Asset price inflation | Within 1 year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	1.60%	1.70%
100% Asset price inflation | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.13%	0.25%
100% Asset price inflation | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.20%	0.20%
100% Asset price inflation | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.25%	0.25%
100% Asset price inflation | Within 1 year | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	20.00%	20.00%
100% Asset price inflation | Within 1 year | Equity indices (% change) | EuroStoxx 50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	20.00%	17.00%
100% Asset price inflation | Within 1 year | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	15.00%	14.00%
100% Asset price inflation | Within 1 year | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	6.60%	6.60%
100% Asset price inflation | Within 1 year | Other real estate (% change) | United States (S&P / Case Shiller)
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	8.10%	7.80%
100% Asset price inflation | Within 1 year | Other real estate (% change) | Eurozone (House Price Index)
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	7.00%	7.00%
100% Asset price inflation | cumulative 3-year | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	9.10%	9.10%
100% Asset price inflation | cumulative 3-year | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	6.20%	6.20%
100% Asset price inflation | cumulative 3-year | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	6.60%	6.60%
100% Asset price inflation | cumulative 3-year | Consumer price index (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	8.10%	8.10%
100% Asset price inflation | cumulative 3-year | Consumer price index (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	7.40%	7.40%
100% Asset price inflation | cumulative 3-year | Consumer price index (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	6.20%	6.20%
100% Asset price inflation | cumulative 3-year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	3.00%	3.00%
100% Asset price inflation | cumulative 3-year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	6.00%	6.00%
100% Asset price inflation | cumulative 3-year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	1.50%	1.50%
100% Asset price inflation | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.37%	0.70%
100% Asset price inflation | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.58%	0.58%
100% Asset price inflation | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.63%	0.63%
100% Asset price inflation | cumulative 3-year | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	51.70%	51.70%
100% Asset price inflation | cumulative 3-year | Equity indices (% change) | EuroStoxx 50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	46.60%	42.90%
100% Asset price inflation | cumulative 3-year | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	39.20%	37.90%
100% Asset price inflation | cumulative 3-year | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	14.00%	14.00%
100% Asset price inflation | cumulative 3-year | Other real estate (% change) | United States (S&P / Case Shiller)
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	19.70%	19.10%
100% Asset price inflation | cumulative 3-year | Other real estate (% change) | Eurozone (House Price Index)
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	15.40%	15.40%
Baseline | Within 1 year | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.10%	(0.30%)
Baseline | Within 1 year | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.50%	0.60%
Baseline | Within 1 year | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	1.40%	0.70%
Baseline | Within 1 year | Consumer price index (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.30%	2.60%
Baseline | Within 1 year | Consumer price index (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.00%	5.00%
Baseline | Within 1 year | Consumer price index (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	1.50%	1.60%
Baseline | Within 1 year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	4.40%	3.90%
Baseline | Within 1 year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	6.90%	7.00%
Baseline | Within 1 year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.30%	2.30%
Baseline | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.82%)	(0.06%)
Baseline | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.90%)	0.48%
Baseline | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.41%)	0.46%
Baseline | Within 1 year | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	15.30%	7.40%
Baseline | Within 1 year | Equity indices (% change) | EuroStoxx 50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	12.00%	17.20%
Baseline | Within 1 year | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	4.60%	5.60%
Baseline | Within 1 year | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(1.50%)	1.10%
Baseline | Within 1 year | Other real estate (% change) | United States (S&P / Case Shiller)
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.60%	(4.50%)
Baseline | Within 1 year | Other real estate (% change) | Eurozone (House Price Index)
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.60%	(2.70%)
Baseline | cumulative 3-year | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	4.40%	3.20%
Baseline | cumulative 3-year | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.90%	2.50%
Baseline | cumulative 3-year | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	4.40%	3.50%
Baseline | cumulative 3-year | Consumer price index (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	7.10%	6.50%
Baseline | cumulative 3-year | Consumer price index (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	6.10%	9.60%
Baseline | cumulative 3-year | Consumer price index (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	4.30%	3.90%
Baseline | cumulative 3-year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	4.40%	5.30%
Baseline | cumulative 3-year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	6.80%	7.10%
Baseline | cumulative 3-year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.30%	2.60%
Baseline | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.78%)	(0.13%)
Baseline | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.78%)	0.45%
Baseline | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.34%)	0.57%
Baseline | cumulative 3-year | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	28.10%	22.80%
Baseline | cumulative 3-year | Equity indices (% change) | EuroStoxx 50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	22.90%	29.20%
Baseline | cumulative 3-year | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	15.90%	19.30%
Baseline | cumulative 3-year | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.80%	2.30%
Baseline | cumulative 3-year | Other real estate (% change) | United States (S&P / Case Shiller)
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	5.80%	(0.60%)
Baseline | cumulative 3-year | Other real estate (% change) | Eurozone (House Price Index)
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	6.40%	2.00%
Mild debt crisis | Within 1 year | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(1.60%)
Mild debt crisis | Within 1 year | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(1.70%)
Mild debt crisis | Within 1 year | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(1.20%)
Mild debt crisis | Within 1 year | Consumer price index (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.10%)
Mild debt crisis | Within 1 year | Consumer price index (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.20%)
Mild debt crisis | Within 1 year | Consumer price index (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.40%)
Mild debt crisis | Within 1 year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	6.30%
Mild debt crisis | Within 1 year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	8.20%
Mild debt crisis | Within 1 year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.90%
Mild debt crisis | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(2.15%)
Mild debt crisis | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(1.85%)
Mild debt crisis | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.73%)
Mild debt crisis | Within 1 year | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(26.60%)
Mild debt crisis | Within 1 year | Equity indices (% change) | EuroStoxx 50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(26.40%)
Mild debt crisis | Within 1 year | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(24.50%)
Mild debt crisis | Within 1 year | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(4.40%)
Mild debt crisis | Within 1 year | Other real estate (% change) | United States (S&P / Case Shiller)
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(8.60%)
Mild debt crisis | Within 1 year | Other real estate (% change) | Eurozone (House Price Index)
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(5.90%)
Mild debt crisis | cumulative 3-year | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.60%
Mild debt crisis | cumulative 3-year | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.10%)
Mild debt crisis | cumulative 3-year | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.30%
Mild debt crisis | cumulative 3-year | Consumer price index (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.30%
Mild debt crisis | cumulative 3-year | Consumer price index (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	1.80%
Mild debt crisis | cumulative 3-year | Consumer price index (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.80%
Mild debt crisis | cumulative 3-year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	7.70%
Mild debt crisis | cumulative 3-year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	9.00%
Mild debt crisis | cumulative 3-year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	3.80%
Mild debt crisis | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(1.55%)
Mild debt crisis | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(1.40%)
Mild debt crisis | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.28%)
Mild debt crisis | cumulative 3-year | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(12.20%)
Mild debt crisis | cumulative 3-year | Equity indices (% change) | EuroStoxx 50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(16.60%)
Mild debt crisis | cumulative 3-year | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(11.20%)
Mild debt crisis | cumulative 3-year | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(3.00%)
Mild debt crisis | cumulative 3-year | Other real estate (% change) | United States (S&P / Case Shiller)
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(5.20%)
Mild debt crisis | cumulative 3-year | Other real estate (% change) | Eurozone (House Price Index)
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(5.20%)
Stagflationary geopolitical crisis | Within 1 year | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(4.80%)	(4.80%)
Stagflationary geopolitical crisis | Within 1 year | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(5.60%)	(5.60%)
Stagflationary geopolitical crisis | Within 1 year | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(4.80%)	(4.80%)
Stagflationary geopolitical crisis | Within 1 year | Consumer price index (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	10.00%	10.00%
Stagflationary geopolitical crisis | Within 1 year | Consumer price index (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	9.60%	9.60%
Stagflationary geopolitical crisis | Within 1 year | Consumer price index (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	5.80%	5.80%
Stagflationary geopolitical crisis | Within 1 year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	9.20%	9.20%
Stagflationary geopolitical crisis | Within 1 year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	10.60%	10.90%
Stagflationary geopolitical crisis | Within 1 year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	4.10%	4.30%
Stagflationary geopolitical crisis | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.70%	2.35%
Stagflationary geopolitical crisis | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.25%	2.50%
Stagflationary geopolitical crisis | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	1.95%	2.20%
Stagflationary geopolitical crisis | Within 1 year | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(51.50%)	(51.50%)
Stagflationary geopolitical crisis | Within 1 year | Equity indices (% change) | EuroStoxx 50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(51.60%)	(51.60%)
Stagflationary geopolitical crisis | Within 1 year | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(51.60%)	(51.60%)
Stagflationary geopolitical crisis | Within 1 year | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(18.50%)	(16.70%)
Stagflationary geopolitical crisis | Within 1 year | Other real estate (% change) | United States (S&P / Case Shiller)
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(20.00%)	(12.80%)
Stagflationary geopolitical crisis | Within 1 year | Other real estate (% change) | Eurozone (House Price Index)
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(8.40%)	(8.40%)
Stagflationary geopolitical crisis | cumulative 3-year | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(4.40%)	(4.40%)
Stagflationary geopolitical crisis | cumulative 3-year | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(5.70%)	(5.70%)
Stagflationary geopolitical crisis | cumulative 3-year | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(4.90%)	(4.90%)
Stagflationary geopolitical crisis | cumulative 3-year | Consumer price index (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	15.80%	15.80%
Stagflationary geopolitical crisis | cumulative 3-year | Consumer price index (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	14.80%	14.80%
Stagflationary geopolitical crisis | cumulative 3-year | Consumer price index (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	10.70%	10.70%
Stagflationary geopolitical crisis | cumulative 3-year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	11.80%	11.80%
Stagflationary geopolitical crisis | cumulative 3-year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	11.80%	12.20%
Stagflationary geopolitical crisis | cumulative 3-year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	5.00%	5.10%
Stagflationary geopolitical crisis | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.45%	2.05%
Stagflationary geopolitical crisis | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	1.95%	2.20%
Stagflationary geopolitical crisis | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	1.80%	2.05%
Stagflationary geopolitical crisis | cumulative 3-year | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(45.60%)	(45.60%)
Stagflationary geopolitical crisis | cumulative 3-year | Equity indices (% change) | EuroStoxx 50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(47.20%)	(47.20%)
Stagflationary geopolitical crisis | cumulative 3-year | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(47.20%)	(47.20%)
Stagflationary geopolitical crisis | cumulative 3-year | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(28.60%)	(32.90%)
Stagflationary geopolitical crisis | cumulative 3-year | Other real estate (% change) | United States (S&P / Case Shiller)
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(30.20%)	(35.80%)
Stagflationary geopolitical crisis | cumulative 3-year | Other real estate (% change) | Eurozone (House Price Index)
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(12.90%)	(14.70%)
Global crisis | Within 1 year | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		(6.40%)
Global crisis | Within 1 year | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		(8.50%)
Global crisis | Within 1 year | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		(6.70%)
Global crisis | Within 1 year | Consumer price index (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		(0.50%)
Global crisis | Within 1 year | Consumer price index (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		(0.70%)
Global crisis | Within 1 year | Consumer price index (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		(1.80%)
Global crisis | Within 1 year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		10.00%
Global crisis | Within 1 year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		11.90%
Global crisis | Within 1 year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		4.40%
Global crisis | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		(3.26%)
Global crisis | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		(2.71%)
Global crisis | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		(2.10%)
Global crisis | Within 1 year | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		(50.00%)
Global crisis | Within 1 year | Equity indices (% change) | EuroStoxx 50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		(50.00%)
Global crisis | Within 1 year | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		(46.00%)
Global crisis | Within 1 year | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		(19.90%)
Global crisis | Within 1 year | Other real estate (% change) | United States (S&P / Case Shiller)
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		(19.30%)
Global crisis | Within 1 year | Other real estate (% change) | Eurozone (House Price Index)
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		(8.90%)
Global crisis | cumulative 3-year | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		(1.80%)
Global crisis | cumulative 3-year | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		(8.30%)
Global crisis | cumulative 3-year | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		(3.70%)
Global crisis | cumulative 3-year | Consumer price index (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		1.20%
Global crisis | cumulative 3-year | Consumer price index (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		(0.70%)
Global crisis | cumulative 3-year | Consumer price index (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		(1.60%)
Global crisis | cumulative 3-year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		9.40%
Global crisis | cumulative 3-year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		13.00%
Global crisis | cumulative 3-year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		4.90%
Global crisis | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		(2.91%)
Global crisis | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		(2.47%)
Global crisis | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		(1.60%)
Global crisis | cumulative 3-year | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		(27.90%)
Global crisis | cumulative 3-year | Equity indices (% change) | EuroStoxx 50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		(39.30%)
Global crisis | cumulative 3-year | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		(32.90%)
Global crisis | cumulative 3-year | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		(23.90%)
Global crisis | cumulative 3-year | Other real estate (% change) | United States (S&P / Case Shiller)
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		(32.70%)
Global crisis | cumulative 3-year | Other real estate (% change) | Eurozone (House Price Index)
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		(17.50%)